FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $1,713 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2016:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,050	$1,050
Accounts receivable, net (current and non-current) (1)	42	—	1,755	1,797
Other assets (current and non-current) (2)	—	—	309	309
Financial assets (current and non-current) (3)	34	432	73	539
Total	$76	$432	$3,187	$3,695
Financial liabilities
Accounts payable and other (4)	$32	—	$2,222	$2,254
Borrowings (current and non-current)	—	—	1,551	1,551
Total	$32	$—	$3,773	$3,805
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $109 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions and decommissioning liabilities of $203 million.

(US$ MILLIONS)	2017	2016
Current
Marketable securities (1)	$207	$335
Restricted cash	68	71
Derivative contracts	75	23
Loans and notes receivable	11	4
Total current	$361	$433
Non-current
Marketable securities (1)	$1	$—
Restricted cash	11	—
Derivative contracts	7	9
Loans and notes receivable	150	6
Other financial assets (2)	254	91
Total non-current	$423	$106
____________________________________

(1)	During the year ended December 31, 2017 the partnership recognized $49 million (2016: $57 million), of net gains on disposition of marketable securities.

(2)	Other financial assets includes secured debentures to homebuilding companies in our business services segment.

(US$ MILLIONS)	2017	2016
Current, net	$3,454	$1,703
Non-current, net
Retainer on customer contracts	197	94
Billing rights	711	—
Total Non-current, net	$908	$94
Total	$4,362	$1,797
The amount of accounts receivable and other written down for bad debts was as follows:

(US$ MILLIONS)	2017	2016	2015
Allowance for doubtful accounts - beginning	$7	$10	9
Add: increase in allowance	39	2	6
Deduct: bad debt write offs	(6)	(5)	(5)
Allowance for doubtful accounts - ending	$40	$7	$10

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $1,713 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2016:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,050	$1,050
Accounts receivable, net (current and non-current) (1)	42	—	1,755	1,797
Other assets (current and non-current) (2)	—	—	309	309
Financial assets (current and non-current) (3)	34	432	73	539
Total	$76	$432	$3,187	$3,695
Financial liabilities
Accounts payable and other (4)	$32	—	$2,222	$2,254
Borrowings (current and non-current)	—	—	1,551	1,551
Total	$32	$—	$3,773	$3,805
____________________________________

(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $109 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions and decommissioning liabilities of $203 million.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2017 and 2016:

	2017			2016
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$207	$—	$—	$192	$—	$—
Corporate bonds	—	—	—	143	—	—
Accounts receivable	—	50	—	—	42	—
Loans and notes receivable	—	—	1	—	—	8
Derivative assets	15	66	34	—	23	9
Other financial assets	—	—	222	—	—	91
	$222	$116	$257	$335	$65	$108
Financial liabilities
Derivative liabilities	$30	$65	$—	$—	$32	$—
Other financial liabilities	—	—	64	—	—	—
	$30	$65	$64	$—	$32	$—
As part of the investment in Teekay Offshore, the partnership acquired warrants that are recorded as Level 3 derivative assets. On initial recognition, the transaction price differed from the fair value of the warrants, resulting in a deferred gain of $11 million. The deferred gain will be recognized in the consolidated statement of operating results when the warrants are settled.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS) Type of asset/liability	Carrying value December 31, 2017	Valuation technique(s) and key input(s)
Derivative assets	$66
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange and commodity derivatives, observable forward exchange rates and commodity prices, respectively, at the end of the reporting period.

Derivative liabilities	$65
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange and commodity derivatives, observable forward exchange rates and commodity prices, respectively, at the end of the reporting period.

Accounts receivable	$50
Accounts receivable represents amounts due from customers for sales of metals concentrate subject to provisional pricing, which was fair valued using forward metal prices and foreign exchange rates applicable for the month of final settlement.

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2017 and 2016:

	2017			2016
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$207	$—	$—	$192	$—	$—
Corporate bonds	—	—	—	143	—	—
Accounts receivable	—	50	—	—	42	—
Loans and notes receivable	—	—	1	—	—	8
Derivative assets	15	66	34	—	23	9
Other financial assets	—	—	222	—	—	91
	$222	$116	$257	$335	$65	$108
Financial liabilities
Derivative liabilities	$30	$65	$—	$—	$32	$—
Other financial liabilities	—	—	64	—	—	—
	$30	$65	$64	$—	$32	$—
As part of the investment in Teekay Offshore, the partnership acquired warrants that are recorded as Level 3 derivative assets. On initial recognition, the transaction price differed from the fair value of the warrants, resulting in a deferred gain of $11 million. The deferred gain will be recognized in the consolidated statement of operating results when the warrants are settled.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS) Type of asset/liability	Carrying value December 31, 2017	Valuation technique(s) and key input(s)
Derivative assets	$66
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange and commodity derivatives, observable forward exchange rates and commodity prices, respectively, at the end of the reporting period.

Derivative liabilities	$65
Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange and commodity derivatives, observable forward exchange rates and commodity prices, respectively, at the end of the reporting period.

Accounts receivable	$50
Accounts receivable represents amounts due from customers for sales of metals concentrate subject to provisional pricing, which was fair valued using forward metal prices and foreign exchange rates applicable for the month of final settlement.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement Level 3 financial instruments:

(US$ MILLIONS) Type of asset/liability	Carrying value December 31, 2017	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Loans and notes receivables	$1	Expected present value	Forecasted revenue growth	Increases (decreases) in revenue growth increase (decrease) fair value
Derivative assets	$34	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
Other financial assets - secured debentures	$176	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - available-for-sale equity instruments	$35	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - available-for-sale debt instruments	$11	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial liabilities	$64	Scenario-based expected present value	Forecasted EBITDA of acquired entities	Increases (decreases) in forecasted EBITDA increase (decrease) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2017 and 2016:

(US$ MILLIONS)	2017	2016
Balance at beginning of year	$108	$8
Fair value change recorded in net income	(18)	10
Fair value change recorded in other comprehensive income	11	—
Additions (1)	164	97
Disposals	(8)	(7)
Balance at end of period	$257	$108

____________________________________

(1)
In 2017, $34 million of the additions relate to available-for-sale equity instruments assumed on the acquisition of Greenergy, $39 million of the additions relate to warrants acquired by the partnership as part of its investment in Teekay Offshore, and $91 million relates to a secured debenture investment in a homebuilding company. In 2016, $25 million of the additions relate to other financial assets that were received as a result of one of the partnership’s investments emerging from bankruptcy, $66 million relates to a secured debenture investment in a homebuilding company and the remaining $6 million relates to a note receivable from the sale of certain assets.

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement Level 3 financial instruments:

(US$ MILLIONS) Type of asset/liability	Carrying value December 31, 2017	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Loans and notes receivables	$1	Expected present value	Forecasted revenue growth	Increases (decreases) in revenue growth increase (decrease) fair value
Derivative assets	$34	Black-Scholes model	Volatility	Increases (decreases) in volatility increase (decrease) fair value
Other financial assets - secured debentures	$176	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial assets - available-for-sale equity instruments	$35	Private share trade comparables	Private share trades	Increases (decreases) in private share trade prices increase (decrease) fair value
Other financial assets - available-for-sale debt instruments	$11	Discounted cash flows	Cash flows	Increases (decreases) in future cash flows increase (decrease) fair value
Other financial liabilities	$64	Scenario-based expected present value	Forecasted EBITDA of acquired entities	Increases (decreases) in forecasted EBITDA increase (decrease) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2017 and 2016:

(US$ MILLIONS)	2017	2016
Balance at beginning of year	$108	$8
Fair value change recorded in net income	(18)	10
Fair value change recorded in other comprehensive income	11	—
Additions (1)	164	97
Disposals	(8)	(7)
Balance at end of period	$257	$108

____________________________________

(1)
In 2017, $34 million of the additions relate to available-for-sale equity instruments assumed on the acquisition of Greenergy, $39 million of the additions relate to warrants acquired by the partnership as part of its investment in Teekay Offshore, and $91 million relates to a secured debenture investment in a homebuilding company. In 2016, $25 million of the additions relate to other financial assets that were received as a result of one of the partnership’s investments emerging from bankruptcy, $66 million relates to a secured debenture investment in a homebuilding company and the remaining $6 million relates to a note receivable from the sale of certain assets.